Fair Value Measurements - Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets
Interest rate swap contracts included in Accounts Payable	$ 0.5	$ 1.3
Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	167.5
Restricted cash and cash equivalents	65.2
Restricted short-term investments	0.1
Total Assets	235.1
Interest rate swap contracts included in Accounts Payable	0.5
Total Liabilities	0.5
Fair Value Measurements, Recurring [Member] | Forward contracts [Member]
Assets
Forward contracts included in Other Assets	2.3
Level 1 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	167.5
Restricted cash and cash equivalents	65.2
Restricted short-term investments
Total Assets	232.7
Interest rate swap contracts included in Accounts Payable
Total Liabilities
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Forward contracts [Member]
Assets
Forward contracts included in Other Assets
Level 2 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents
Restricted cash and cash equivalents
Restricted short-term investments	0.1
Total Assets	2.4
Interest rate swap contracts included in Accounts Payable	0.5
Total Liabilities	0.5
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Forward contracts [Member]
Assets
Forward contracts included in Other Assets	2.3
Level 3 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents
Restricted cash and cash equivalents
Restricted short-term investments
Total Assets
Interest rate swap contracts included in Accounts Payable
Total Liabilities
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Forward contracts [Member]
Assets
Forward contracts included in Other Assets